Debt and credit facilities (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 December 2013 Bank Loan [Member] USD ($)	Dec. 31, 2014 December 2013 Bank Loan [Member] CNY
Short-term Debt [Line Items]
Interest expense	$ 304,000	$ 260,000	$ 61,000
Loan face amount				4,101,000	25,000,000
Issuance date				Dec. 31, 2013
Maturity date				Sep. 30, 2014
Line of credit, maximum borrowing amount					50,000,000
Line of credit, annual guarantee fee				$ 19,000